Fair Value Measurements and Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative liability fair value of collateral		$ 200
Interest rate swaps
Derivatives, Fair Value [Line Items]
Notional Amount	$ 20,173	13,099
Interest rate swaps | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Notional Amount	7,500	6,300
Settled interest rate swaps | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Notional Amount	500	900
Cross currency swaps
Derivatives, Fair Value [Line Items]
Notional Amount	16,638	12,890
Cross currency swaps | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Notional Amount	14,000	3,300
Pre-tax gain (loss) recognized in other comprehensive income (loss)	1,400	(100)
Settled cross currency swaps | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Notional Amount	10,200	100
Euro-denominated debt | Net Investment Hedging
Derivatives, Fair Value [Line Items]
Notional Amount	900	800
Forward interest rate swaps
Derivatives, Fair Value [Line Items]
Notional Amount		1,300
Pre-tax gain (loss) recognized in other comprehensive income (loss)		(200)
New interest rate caps
Derivatives, Fair Value [Line Items]
Notional Amount	$ 300	$ 2,500